FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Price risk (Details) - Commodity price risk - Embedded derivative - Forestry partnership with standing wood supply agreements R$ in Thousands	6 Months Ended
Jun. 30, 2022 BRL (R$)
Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input	R$ (24,033)
Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input	34,007
Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input	R$ 70,205